INVESTMENTS - Narrative (Details)		3 Months Ended		12 Months Ended
		Dec. 31, 2022 USD ($) issue	Dec. 31, 2021 USD ($) issue	Dec. 31, 2022 USD ($) issue	Dec. 31, 2021 USD ($) issue	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net Investment Income [Line Items]
Number of positions in unrealized loss position | issue		5,209	2,060	5,209	2,060
Debt securities exposure in single issuer greater than stated percentage of total investments		0.80%		0.80%
Fixed maturities available-for-sale, amortized cost		$ 72,991,000,000	$ 73,429,000,000	$ 72,991,000,000	$ 73,429,000,000
Gross unrealized losses		5,295,000,000	91,000,000	5,295,000,000	91,000,000
Allowance for credit losses		129,000,000	62,000,000	129,000,000	62,000,000	$ 81,000,000
Non-accruing loans, carrying value		14,000,000		14,000,000
Separate account equity investment carrying value		39,000,000	45,000,000	39,000,000	45,000,000
Interest credited to policyholders account balances participating group annuity contracts				1,000,000	2,000,000	2,000,000
Mortgage loans on real estate (net of allowance for credit losses of $53 and $62)	[1]	16,481,000,000	14,033,000,000	16,481,000,000	14,033,000,000
Fixed maturities
Net Investment Income [Line Items]
Accrued investment income receivable		591,000,000	506,000,000	591,000,000	506,000,000
Accrued interest, written off		0	0	0	0
Fixed maturities available-for-sale, amortized cost		73,000,000,000	73,400,000,000	73,000,000,000	73,400,000,000
Corporate
Net Investment Income [Line Items]
Exposure in single issuer of total investments		$ 327,000,000	$ 322,000,000	$ 327,000,000	$ 322,000,000
Debt securities exposure in single issuer of total investments, percentage		10.40%	2.70%	10.40%	2.70%
Fixed maturities available-for-sale, amortized cost		$ 50,712,000,000	$ 50,172,000,000	$ 50,712,000,000	$ 50,172,000,000
Gross unrealized losses		4,536,000,000	75,000,000	4,536,000,000	75,000,000
Commercial Mortgage Loans
Net Investment Income [Line Items]
Accrued investment income receivable		71,000,000	57,000,000	71,000,000	57,000,000
Accrued interest, written off				0	0
Allowance for credit losses		123,000,000	57,000,000	123,000,000	57,000,000	77,000,000	$ 33,000,000
Non-accruing loans, carrying value			14,000,000		14,000,000
Agricultural Mortgage Loans
Net Investment Income [Line Items]
Accrued investment income receivable		71,000,000	57,000,000	71,000,000	57,000,000
Accrued interest, written off				0	0
Allowance for credit losses		6,000,000	5,000,000	6,000,000	5,000,000	$ 4,000,000	$ 3,000,000
Individually Assessed Mortgage Loans
Net Investment Income [Line Items]
Mortgage loans foreclosure probable		0		0
Allowance for credit losses		0		0
Mortgage Loans
Net Investment Income [Line Items]
Mortgage loans on real estate (net of allowance for credit losses of $53 and $62)		2,000,000	2,000,000	2,000,000	2,000,000
Recurring
Net Investment Income [Line Items]
Investment gains (losses), net		677,000,000	631,000,000	677,000,000	631,000,000
Other Than Investment Grade | Non-Investment Grade | Fixed maturities
Net Investment Income [Line Items]
Available-for-sale securities, amortized cost basis other than investment grade		$ 2,900,000,000	$ 2,900,000,000	$ 2,900,000,000	$ 2,900,000,000
Percentage of available for sale securities		4.00%	3.90%	4.00%	3.90%
Unrealized loss on available for sale securities		$ 208,000,000	$ 18,000,000	$ 208,000,000	$ 18,000,000

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.